Xtrackers MSCI Emerging Markets Climate Selection ETF Investment Strategy - Xtrackers MSCI Emerging Markets Climate Selection ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index (the “Underlying Index”), which is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria. Specifically, the Underlying Index represents an emerging markets subset of the MSCI ACWI Select Climate 500 Index (the “Parent Index”), which is designed to track the performance of approximately 500 stocks of companies included in the MSCI ACWI ex Select Countries Index (a broad-based global index) that meet certain environmental and climate criteria relative to their peers, including reductions in carbon and greenhouse gas emissions, as well other ESG criteria, as determined by MSCI Inc. (“MSCI” or the “Index Provider).Overview of Underlying Index Construction. To construct the Underlying Index, the Index Provider selects constituents of the Parent Index that are also part of the MSCI Emerging Markets Index, which is designed to capture large and mid-cap representation across emerging markets countries as determined by MSCI. MSCI generally considers emerging markets countries to be countries that are less economically mature than developed nations. In determining a country’s market classification (e.g., emerging versus developed), MSCI assesses the country’s market on the basis of its level of economic development, the size and liquidity of its equity markets, and its accessibility for foreign investors. Certain emerging market countries are specifically excluded from the Underlying Index as a result of the Underlying Index being ultimately derived from the MSCI ACWI ex Select Countries Index. That index, while generally broad in nature, specifically excludes the emerging market countries of Indonesia, Kuwait, Qatar, Saudi Arabia and the United Arab Emirates (UAE).After narrowing the Parent Index through its application of the MSCI Emerging Markets Index, the Index Provider weights the resultant emerging market constituents in proportion to their weights in the Parent Index, such that their weights in the Underlying Index add up to 100%.As a final step, the Underlying Index is capped in accordance with the MSCI 25/50 Indexes methodology (the “MSCI 25/50 Methodology”), which is designed to take into account certain investment limitations imposed by the US Internal Revenue Code on “regulated investment companies” (“RICs”) like the fund. When applied, the MSCI 25/50 Methodology limits (i) the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight; and (ii) the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight.Overview of Parent Index Construction. The ESG aspects of the Underlying Index derive from its Parent Index. To construct the Parent Index, the Index Provider conducts screens on the universe of companies within the MSCI ACWI ex Select Countries Index seeking to exclude companies whose activities in the areas of controversial or nuclear weapons, tobacco, thermal coal mining or thermal coal-based power generation meet certain business involvement criteria, as determined by MSCI ESG Research. Certain exclusions (i.e., controversial weapons, nuclear weapons and tobacco production) are categorical, meaning that the Parent Index seeks to exclude any securities from companies with business involvement in those areas, while others (i.e., tobacco distribution, retail and supply, thermal coal mining and thermal coal power) are based on percentage limitations tied to revenue or other metrics.In addition to applying the above-described screens, the Index Provider also seeks to exclude companies that are directly involved in ESG business controversy cases. The Index Provider generally defines such ESG controversies as an event or ongoing situation in which a company’s operations, products and/or services may potentially result in a negative ESG impact. For example, controversies could include single events, such as a hazardous spill or accident, company violations of existing laws and/or regulations or an alleged company action or event that violates commonly accepted global norms and conventions. To evaluate companies, the Index Provider utilizes a methodology that assesses companies’ reputational and brand risk based on actual or alleged involvement in adverse impact activities as reported by the media, non-governmental organizations (NGOs), civil society groups, academia and regulators. The Index Provider seeks to exclude companies that it determines have direct involvement in very severe ESG controversies.After applying the foregoing ESG screens to the MSCI ACWI ex Select Countries Index, the remaining companies are then assessed for inclusion in the Parent Index based on the Parent Index’s emissions intensity and emissions reduction targets relative to the MSCI ACWI ex Select Countries Index. This assessment relies on emissions data collected by MSCI ESG Research from company filings, industry reports, government agencies, NGOs and other publicly available data sources as well as emissions estimations made by MSCI ESG Research using its own proprietary methodologies. The Parent Index is designed to support investors seeking to reduce their exposure to greenhouse gas emissions and increase exposure to companies with their emission reduction targets approved by Science Based Targets initiative (SBTi).Lastly, the Parent Index’s country and sector weightings are constrained so as to minimize significant differences relative to the MSCI ACWI ex Select Countries Index. Sector weights are limited to +/- 3% the weight of that sector in the MSCI ACWI ex Select Countries Index, and country weights are capped at +/- 5% of the weight of that country in the MSCI ACWI ex Select Countries Index.The Underlying Index is rebalanced on a semi-annual basis, as of the close of the last business day of May and November. A pro-forma rebalanced Underlying Index is generally announced nine business days before the effective date. If the pro-forma rebalanced Underlying Index is calculated as having fewer than 30 constituents, the Underlying Index will not be rebalanced for that index review. The MSCI 25/50 Methodology follows a quarterly rebalancing schedule. Any changes resulting from a rebalancing are made as of the close of the last business day of each February, May, August and November and would be reflected in the Underlying Index at that time.The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives. The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes in equity securities of issuers from emerging markets countries. Emerging market countries are as defined by the Index Provider.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.As of October 31, 2025, the Underlying Index consisted of 49 securities, with an average market capitalization of approximately $144 billion and a minimum market capitalization of approximately $9.8 billion, from issuers in the following countries (as indicated by country of domicile): Brazil, China, Greece, India, Mexico, South Africa, South Korea and Taiwan. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of securities of issuers from Taiwan and China. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the information technology and financials sectors. The fund’s exposure to particular countries or sectors may change over time to correspond to changes in the Underlying Index.The fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts and stock index futures in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.Active trading. The fund may trade securities actively and this may lead to high portfolio turnover.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.